NOTE 12 - COMMON STOCK (Details) - USD ($)						1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 18, 2015	Sep. 09, 2015	Mar. 06, 2015	Oct. 06, 2014	Oct. 01, 2014	Nov. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split		1-for-50
Common Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues								3,000	4,325,854
Proceeds from Issuance or Sale of Equity (in Dollars)								$ 15,000	$ 0	$ 40,500
Debt Conversion, Converted Instrument, Shares Issued										43,097
Debt Conversion, Original Debt, Amount (in Dollars)									3,570,879
Stock Issued During Period, Value, Issued for Services (in Dollars)									707,115	$ 60,000
Stock Issued During Period, Shares, Conversion of Convertible Securities										6,800
Proceeds from Warrant Exercises (in Dollars)									153,756	$ 44,000
Capital contributed through forfeiture of conractual compensation (in Dollars)									$ 79,000	$ 79,000
Class of Warrant or Rights, Granted	121,144				4,000			600	4,256,522	245,139
Warrants, Term of Warrants	5 years		4 years		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.125				$ 5.00			$ 5.00	$ 20.00
Issuance of Stock and Warrants for Services or Claims (in Dollars)									$ 0	$ 1,050,000
Series B Preferred Stock and Exercise of Series B Warrants by Ten Investors [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						60,000			60,000
Conversion of Stock, Shares Issued						225,000			225,000
Conversion of Stock, Shares Converted									375,000
Stock Payable									75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 6.25
Equity Issued for Cash [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									21,298
Proceeds from Issuance or Sale of Equity (in Dollars)									$ 141,990	$ 39,000
Conversion of Notes Payable [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued									897,792	43,097
Debt Conversion, Original Debt, Amount (in Dollars)									$ 3,570,879	$ 215,485
Equity Issued for Services [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									32,833
Stock Issued During Period, Value, Issued for Services (in Dollars)									$ 707,115
Class of Warrant or Rights, Granted		12,000
Warrants, Term of Warrants		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 8.50
Equity Issued in Connection with NASDAQ Listing [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									3,028,572
Proceeds from Issuance or Sale of Equity (in Dollars)									$ 10,569,413
Stock Issued for Exercise of Warrants [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Proceeds from Warrant Exercises (in Dollars)							$ 24,000		$ 155,300	$ 68,000
Class of Warrant or Rights, Granted										6,800
Stock Issued for Exercise of Warrants [Member] | Series B Preferred Stock and Exercise of Series B Warrants by Ten Investors [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities									60,000
Proceeds from Warrant Exercises (in Dollars)									$ 375,000
Stock and Warrants Issued for Cash [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues										424,862
Proceeds from Issuance or Sale of Equity (in Dollars)										$ 2,124,310
Class of Warrant or Rights, Granted										87,573
Sale of Stock, Price Per Share (in Dollars per share)										$ 5.00
Payments of Stock Issuance Costs (in Dollars)										$ 40,195
Warrants, Term of Warrants										4 years
Stock and Warrants Issued for Services [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services										12,000
Stock Issued During Period, Value, Issued for Services (in Dollars)										$ 60,000
Class of Warrant or Rights, Granted					4,000					2,400
Warrants, Term of Warrants					5 years					4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 5.00					$ 5.00
Issuance of Stock and Warrants for Services or Claims (in Dollars)									$ 28,165	$ 31,835
Stock Issued for Services [Member] | Financial Advisory and Investment Banker Services [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				47,500
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 997,500
Share Price (in Dollars per share)				$ 21.00
Stock Issued for Services [Member] | Advisory Services [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				2,500
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 52,500
Share Price (in Dollars per share)				$ 21.00
Minimum [Member] | Stock Issued for Exercise of Warrants [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 6.50
Minimum [Member] | Stock and Warrants Issued for Cash [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 5.00
Maximum [Member] | Stock Issued for Exercise of Warrants [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 7.50
Maximum [Member] | Stock and Warrants Issued for Cash [Member]
NOTE 12 - COMMON STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 22.50